February 24, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust (formerly Catalyst Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 75 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The main purpose of the Amendment is to change the name of the Delux All Cap Stock Fund, a series of the Trust (the “Fund”), to Delux Long-Short Fund; to make corresponding changes to the Fund’s principal investment strategies; and to delete the Fund’s policy to invest 80% of its net assets in common stocks.

Please note that this filing replaces the Amendment as filed on February 23, 2012 (SEC Accession No. 0001162044-12-000158), which unintentionally omitted an EDGAR class identifier for the new Class C shares of the Fund.

If you have any questions, please contact Michael Barolsky at (513) 352-6672 or JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky

Thompson Hine LLP